Summary of Significant Accounting Policies (Details) - Schedule of cash balances by geographic area - Nukkleus Inc.[Member] - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Summary of Significant Accounting Policies (Details) - Schedule of cash balances by geographic area [Line Items]
Total cash		$ 364,023	$ 403,771
Cash percentage	100.00%	100.00%	100.00%
United States [Member]
Summary of Significant Accounting Policies (Details) - Schedule of cash balances by geographic area [Line Items]
Total cash		$ 47,860	$ 327,443
Cash percentage	74.50%	13.10%	81.10%
United Kingdom [Member]
Summary of Significant Accounting Policies (Details) - Schedule of cash balances by geographic area [Line Items]
Total cash		$ 315,989	$ 76,154
Cash percentage	25.10%	86.80%	18.90%
Malta [Member]
Summary of Significant Accounting Policies (Details) - Schedule of cash balances by geographic area [Line Items]
Total cash		$ 174	$ 174
Cash percentage	0.10%	0.10%	0.00%